Equity - Retained Earnings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retained Earnings [Line Items]
Increase (decrease) through appropriation of retained earnings	€ 5	€ 5
Revaluation reserve	62	67
Capital redemption reserve recorded	0	€ 0
Capital redemption reserve	€ 731